Financial Instruments (Details) ₪ in Thousands, $ in Thousands	Jun. 30, 2020 ILS (₪)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 ILS (₪)	Jun. 30, 2019 ILS (₪)
Financial liabilities at amortized costs:
Trade payables | ₪	₪ 4,070		₪ 17,062	₪ 7,977
Other payables | ₪	1,609		1,203	1,348
Liability in respect of government grants | ₪	12,686		14,812	14,621
Lease Liabilities | ₪	6,457		6,809	7,076
Loan from others | ₪	122,041		123,780	110,971
Financial liabilities at amortized costs | ₪	147,539		164,360	142,679
Financial liabilities at fair value through profit and loss:
Warrants measured at fair value | ₪			16,354	5,517
Total financial liabilities | ₪	147,539		180,714	148,196
Total current | ₪	6,355		18,959	10,011
Total non-current | ₪	₪ 141,184		₪ 161,755	₪ 138,185
USD [Member]
Financial liabilities at amortized costs:
Trade payables | $		$ 1,175
Other payables | $		465
Liability in respect of government grants | $		3,660
Lease Liabilities | $		1,863
Loan from others | $		35,211
Financial liabilities at amortized costs | $		42,569
Financial liabilities at fair value through profit and loss:
Warrants measured at fair value | $
Total financial liabilities | $		42,567
Total current | $		1,835
Total non-current | $		$ 40,732